Consolidated statements of cash flows R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Operating activities
Profit (loss) before income taxes	R$ 39,102	R$ (42,534)	R$ (100,901)
Adjustments to reconcile profit (loss) before income taxes
Depreciation and amortization	127,455	48,314	19,594
Inventory reserves	7,453	8,476	7,252
Allowance for doubtful accounts	34,684	17,392	9,588
Loss on sale/disposal of property and equipment and intangible assets disposed	4,277	3,499	138
Fair value change in financial instruments from acquisition interests	(562)	(473)	(659)
Changes in accounts payable to selling shareholders	20,330	89,403	130,378
Share of (profit) loss of equity-accounted investees	(409)	1,800	792
Share-based compensation plan	36,333	33,043	60,297
Accrued interest on loans and financing	19,862	1,002
Interest accretion on acquisition liability	68,379	42,206	8,704
Income from non-cash equivalents	(13,388)	(45,797)
Interest on lease liabilities	3,036	1,489
Provision for legal proceedings	587	120	131
Provision for payroll taxes (restricted stock units)	(2,997)	8,333
Foreign exchange income (loss)	(188)	555	34,435
Changes in fair value of step acquisitions	307	(3,708)
Gain on sale of investment		(3,286)
Other financial cost/revenue, net	(2,315)	(2,362)
Adjustments to reconcile profit (loss) before income taxes	341,946	157,472	169,749
Changes in assets and liabilities
Trade receivables	(108,087)	(136,407)	(57,020)
Inventories	(18,161)	(14,637)	(3,563)
Recoverable taxes	3,152	(8,494)	(3,807)
Other assets	(14,087)	(16,035)	(2,254)
Trade payables	3,886	8,455	10,256
Labor and social obligations	7,239	15,950	7,169
Taxes and contributions payable	1,147	1,951	1,476
Advances from customers	(2,981)	19,997	99
Other liabilities	(1,420)	(268)	(3,342)
Cash generated from operations	212,634	27,984	118,763
Income taxes paid	(95,053)	(34,747)	(26,639)
Interest paid on lease liabilities	(2,100)	(852)
Interest paid on accounts payable to selling shareholders	(187)
Interest paid on loans and financing	(13,423)
Payments for contingent consideration	(9,520)
Net cash flows from (used in) operating activities	92,351	(7,615)	92,124
Investing activities
Acquisition of property and equipment	(10,822)	(10,991)	(6,854)
Payment of investments and interests in other entities	(32,628)	(41,853)	(2,000)
Acquisition of subsidiaries, net of cash acquired	(204,286)	(798,885)
Payment of accounts payable to selling shareholders			(14,756)
Acquisition of intangible assets	(96,827)	(43,102)	(29,403)
Net sales (purchase) of financial investments	(130,113)	277,389	(727,951)
Loans to related parties	(5,000)	(14,000)
Net cash flows used in investing activities	(479,676)	(631,442)	(780,964)
Financing activities
Capital increase - exercised stock options		13,830	3,091
Capital increase - proceeds from public offering	591,898	589,602	895,182
Share issuance costs	(16,291)	(18,897)	(78,531)
Payments of lease liabilities	(8,510)	(4,407)
Payment of loans and financing	(301,151)	(563)
Payment to owners to acquire entity's shares	(1,733)	(928)
Loans and financing	498,434	97,574
Dividends paid by subsidiaries			(85,000)
Net cash flows generated from financing activities	762,647	676,211	734,742
Foreign exchange effects on cash and cash equivalents	188	(555)	(34,435)
Increase in cash and cash equivalents	375,510	36,599	11,467
Cash and cash equivalents at the beginning of the year	48,900	12,301	834
Cash and cash equivalents at the end of the year	R$ 424,410	R$ 48,900	R$ 12,301